Cash and Cash Equivalents (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 923	$ 560
Short-term investments	10,348	7,024
Cash and cash equivalents, Total	$ 11,271	$ 7,584	$ 9,723	$ 11,124	$ 7,293